Geographic Data - Schedule of Revenue by Geographic Areas (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-Lived Assets
Long-lived assets	$ 71,414	$ 74,869	$ 93,725
UNITED STATES
Long-Lived Assets
Long-lived assets	33,048	36,664	45,957
CHINA
Long-Lived Assets
Long-lived assets	31,782	33,277	34,615
UNITED KINGDOM
Long-Lived Assets
Long-lived assets	1,055	2,004	2,669
SINGAPORE
Long-Lived Assets
Long-lived assets	80	117	1,111
CANADA
Long-Lived Assets
Long-lived assets	462	478	563
TAIWAN, PROVINCE OF CHINA
Long-Lived Assets
Long-lived assets	2,127	1,775	1,764
THAILAND
Long-Lived Assets
Long-lived assets			5,839
SWITZERLAND
Long-Lived Assets
Long-lived assets		19	714
Other non-U.S. [Member]
Long-Lived Assets
Long-lived assets	$ 2,860	$ 535	$ 493